Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 1,234,008	$ 2,105,442	$ 2,904,174	$ (42,578)
Adjustments to reconcile net income to net cash used in operating activities:
Trust investment income	(1,893,221)	(2,592,461)	(3,580,311)	(38,228)
Unrealized loss on investments held in trust account	92,316
Changes in operating assets and liabilities:
Prepaid expense	94,174	67,530	80,578	(115,152)
Accounts payable and accrued offering costs and expenses	366,677	(181,703)	(34,916)	161,121
Other payable	70,000
Promissory note – related party	14,580			34,837
Net cash used in operating activities	(21,465)	(601,192)	(630,475)
Cash flows from investing activities:
Cash withdrawn from trust account in connection with redemption			23,282,936
Purchase of investment held in Trust Account	(330,000)
Cash deposited to trust escrow account	(55,000)		(165,000)	(70,380,000)
Net cash used in investing activities	(385,000)		23,117,936	(70,380,000)
Cash flows from financing activities:
Proceeds from sale of ordinary shares to initial shareholders				1,750
Proceeds from initial public offering				58,500,000
Proceeds from private placement				3,900,000
Proceeds from over-allotment and private placement, net of underwriters’ discount				9,180,000
Payments of offering costs and other fees				(542,715)
Redemption of ordinary shares			(23,282,936)
Proceeds from promissory note – related party	55,000		165,000
Proceeds from promissory note – third party	330,000
Net cash provided by financing activities	385,000		(23,117,936)	71,039,035
Net change in cash	(21,465)	(601,192)	(630,475)	659,035
Cash at beginning of period	28,560	659,035	659,035
Cash at end of period	7,095	57,843	28,560	659,035
Supplemental disclosure of noncash investing and financing activities
Accretion for ordinary shares subject to redemption amount	2,185,905	2,630,689	3,580,311	38,228
Accrued expenses converted to promissory note– related party	188,587
Accrued expenses converted to promissory note – third party	45,000
Prepaid expenses paid by promissory note – third party	$ 81,000
Deferred offering costs paid by Sponsor in exchange for issuance of ordinary shares				$ 25,000